UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA SMALL CAP STOCK FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING
JULY 31, 2003




[LOGO OF USAA]
   USAA(R)

                             USAA SMALL CAP
                                    STOCK Fund

                                       [GRAPHIC OF USAA SMALL CAP STOCK FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Independent Auditor's Report                                             11

   Portfolio of Investments                                                 12

   Notes to Portfolio of Investments                                        18

   Financial Statements                                                     19

   Notes to Financial Statements                                            22

DIRECTORS' AND OFFICERS' INFORMATION                                        32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                      TO BE THE NORM RATHER THAN THE EXCEPTION,

[PHOTO OF CHRISTOPHER W. CLAUS]          WHICH IS ANOTHER EXCELLENT REASON TO

                                           HAVE USAA'S SKILLED PROFESSIONALS

                                                 MANAGING YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SMALL CAP STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.

--------------------------------------------------------------------------------
                                           7/31/03                   7/31/02
--------------------------------------------------------------------------------
Net Assets                              $125.5 Million            $102.9 Million
Net Asset Value Per Share                   $10.38                    $9.61


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
           1 YEAR                          SINCE INCEPTION ON 8/2/99
            8.01%                                     0.94%


                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER                               LIPPER
             SMALL-CAP CORE      S&P SMALLCAP      SMALL-CAP CORE       RUSSELL 2000      USAA SMALL
             FUNDS AVERAGE        600 INDEX         FUNDS INDEX            INDEX        CAP STOCK FUND
             --------------      ------------      --------------       ------------    --------------
  8/1/99       $10,000.00         $10,000.00         $10,000.00          $10,000.00       $10,000.00
 8/31/99         9,644.70           9,560.00           9,633.31            9,629.91         9,900.00
 9/30/99         9,560.52           9,600.47           9,625.84            9,632.01         9,890.00
10/31/99         9,496.98           9,576.34           9,709.63            9,671.03        10,080.00
11/30/99        10,031.06           9,976.71          10,335.55           10,248.48        11,560.00
12/31/99        10,881.55          10,796.83          11,450.45           11,408.60        13,220.00
 1/31/00        10,615.80          10,462.26          11,230.39           11,225.40        13,460.00
 2/29/00        11,786.14          11,863.32          12,813.84           13,079.11        16,650.00
 3/31/00        11,853.37          11,424.68          12,631.62           12,216.80        14,010.00
 4/30/00        11,401.02          11,228.84          11,929.22           11,481.65        12,430.00
 5/31/00        10,999.42          10,895.99          11,422.09           10,812.48        11,870.00
 6/30/00        11,775.92          11,540.32          12,429.60           11,755.01        13,760.00
 7/31/00        11,551.34          11,257.02          12,043.21           11,376.82        13,170.00
 8/31/00        12,492.62          12,254.87          13,116.13           12,244.88        14,580.00
 9/30/00        12,210.83          11,921.21          12,779.06           11,885.00        14,030.00
10/31/00        11,882.97          11,995.81          12,394.65           11,354.45        12,750.00
11/30/00        10,917.23          10,746.87          11,160.35           10,188.90        10,540.00
12/31/00        11,964.30          12,070.73          12,244.33           11,063.95        11,380.00
 1/31/01        12,521.38          12,588.15          12,680.17           11,639.98        11,640.00
 2/28/01        11,911.72          11,819.96          11,874.71           10,876.23        10,400.00
 3/31/01        11,373.67          11,277.92          11,313.31           10,344.21         9,300.00
 4/30/01        12,254.57          12,137.56          12,214.65           11,153.43        10,240.00
 5/31/01        12,696.40          12,369.75          12,659.79           11,427.58        10,380.00
 6/30/01        13,033.90          12,823.10          13,051.24           11,822.17        10,500.00
 7/31/01        12,748.39          12,608.72          12,748.89           11,182.24        10,340.00
 8/31/01        12,425.91          12,321.25          12,392.12           10,821.07         9,970.00
 9/30/01        10,926.86          10,655.61          10,768.42            9,364.42         8,810.00
10/31/01        11,463.78          11,223.83          11,408.15            9,912.43         9,190.00
11/30/01        12,196.44          12,044.86          12,255.94           10,679.82         9,740.00
12/31/01        12,973.34          12,859.94          13,116.77           11,339.01        10,340.00
 1/31/02        12,898.67          12,972.09          12,961.37           11,221.07        10,410.00
 2/28/02        12,713.41          12,749.02          12,615.30           10,913.54        10,230.00
 3/31/02        13,667.90          13,756.06          13,584.61           11,790.68        11,000.00
 4/30/02        13,827.83          14,144.79          13,651.36           11,898.14        11,250.00
 5/31/02        13,386.35          13,559.32          13,142.54           11,370.08        10,800.00
 6/30/02        12,724.69          12,857.96          12,406.40           10,805.92        10,240.00
 7/31/02        11,035.68          11,042.02          10,720.11            9,173.90         9,610.00
 8/31/02        11,074.91          11,146.75          10,776.93            9,150.53         9,610.00
 9/30/02        10,305.88          10,464.60          10,014.07            8,493.40         9,000.00
10/31/02        10,559.62          10,799.59          10,369.96            8,765.71         9,010.00
11/30/02        11,240.70          11,362.14          11,135.22            9,548.00         9,330.00
12/31/02        10,799.30          10,978.64          10,594.24            9,016.37         9,210.00
 1/31/03        10,500.97          10,601.28          10,284.44            8,766.83         8,940.00
 2/28/03        10,194.72          10,262.06           9,963.31            8,501.93         8,710.00
 3/31/03        10,289.84          10,342.68          10,047.44            8,611.41         8,940.00
 4/30/03        11,119.25          11,182.06          10,884.07            9,427.92         9,490.00
 5/31/03        12,103.92          12,083.73          11,840.23           10,439.66         9,890.00
 6/30/03        12,402.24          12,397.71          12,112.81           10,628.58        10,140.00
 7/31/03        13,046.84          13,042.34          12,733.98           11,293.61        10,380.00

                                  [END CHART]

                       DATA SINCE INCEPTION ON 8/2/99 THROUGH 7/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

                 o The Lipper Small-Cap Core Funds Average, the average performance level of all small-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The S&P SmallCap 600 Index, an unmanaged market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

                 o The Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

                 o The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

TODD MCCALLISTER, CFA                  STACEY THOMAS, CFA
  Eagle Asset Management, Inc.           Eagle Asset Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended July 31, 2003, the USAA Small Cap Stock Fund had a total return of 8.01%. This compares to 23.11% for the Russell 2000 Index, 18.79% for the Lipper Small-Cap Core Funds Index, and 18.12% for the S&P SmallCap 600 Index.

WHAT WERE THE FACTORS BEHIND THE DISAPPOINTING RELATIVE PERFORMANCE?

                 Over the reporting year, and particularly from April to July 2003, lower-quality and higher-risk stocks led the small-cap market. Evidence of the market's preference for lower-quality stocks can be seen in the fact that companies projected to lose money in the current fiscal year outperformed those expected to make money. Because we prefer not to own lower-quality, higher-risk stocks, we significantly underperformed on a relative basis. While we don't like to see our relative performance suffer in the short run, we are not concerned with our long-term stock selection. We believe higher-quality stocks will remain, as always, the best long-term investments.

HOW DID SECTOR ALLOCATION AFFECT PERFORMANCE?

                 The largest contributors to underperformance were the stocks we owned in the information technology and health care sectors, which underperformed those in the benchmark. Overall, however, our sector positioning had little impact on performance.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT ADJUSTMENTS WERE MADE TO THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD?

                 Although there were many stock changes during the reporting period, we did not make any significant thematic shifts to the Fund. In effect, our purchases and sales were based on valuation and stock-specific changes. For instance, we added Delta & Pine Land Co., a leading gene technology firm that is developing seed that will improve quality and yields from cotton and soybean crops. The company has a strong balance sheet with almost no debt and more than $60 million in cash; margins are improving due to a strong pricing environment; and earnings are expected to grow substantially over the next 12 months. This is the kind of high-quality company we want to own. On the flip side, we eliminated our position in Orbotech Ltd., which develops and produces equipment for inspecting and imaging circuit boards and display panels. We made the decision to sell based on our view that the stock was fairly valued considering ongoing weakness in the company's circuit-board inspection business.

WHAT'S YOUR OUTLOOK?

                 Looking ahead, we believe we will see a continuation of the current economic situation, with positive but minimal economic growth. We also believe the market is setting the stage for an environment in which stable businesses with strong cash flow and strong market positions will be in great demand. While these types of companies have lagged, we believe that stable cash-rich companies can fall only so far before we begin to see buybacks, takeovers, and mergers. With long-term interest rates around 4%, our Fund is full of companies with stable free cash flow yields in the range of 4% and 10%. We are confident in our holdings, and thank you, the Fund's shareholders, for the confidence you've placed in us.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                  (% of Net Assets)
------------------------------------------------------

Arbitron, Inc.                                    2.0%

Forward Air Corp.                                 2.0%

Interactive Data Corp.                            2.0%

John Wiley & Sons, Inc. "A"                       2.0%

Ball Corp.                                        1.8%

Global Payments, Inc.                             1.8%

Mercury General Corp.                             1.8%

RLI Corp.                                         1.8%

Edwards Lifesciences Corp.                        1.7%

Rowan Companies, Inc.                             1.7%

------------------------------------------------------

------------------------------------------------------
                  TOP 10 INDUSTRIES*
                  (% of Net Assets)
------------------------------------------------------

Diversified Commercial Services                   7.8%

Industrial Machinery                              7.4%

Electronic Equipment Manufacturers                5.6%

Publishing                                        5.4%

Property & Casualty Insurance                     4.7%

Broadcasting & Cable TV                           4.5%

Health Care Equipment                             4.0%

Oil & Gas Drilling                                3.2%

Thrifts & Mortgage Finance                        3.0%

Air Freight & Logistics                           2.5%

------------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

                                                                              11
 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA SMALL CAP STOCK FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Small Cap Stock Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Small Cap Stock Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 12, 2003

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
             COMMON STOCKS AND WARRANTS (95.0%)

             AEROSPACE & DEFENSE (1.7%)
   11,300    Alliant Techsystems, Inc.*                                $    620
   41,000    Moog, Inc. "A"*                                              1,517
                                                                       --------
                                                                          2,137
                                                                       --------
             AGRICULTURAL PRODUCTS (1.9%)
   26,270    Central Garden & Pet Co.*                                      721
   68,000    Delta & Pine Land Co.                                        1,680
                                                                       --------
                                                                          2,401
                                                                       --------
             AIR FREIGHT & LOGISTICS (2.5%)
   85,200    Forward Air Corp.*                                           2,521
   18,230    UTI Worldwide, Inc. (Virgin Islands)                           643
                                                                       --------
                                                                          3,164
                                                                       --------
             APPAREL RETAIL (0.7%)
   28,525    Talbots, Inc.                                                  941
                                                                       --------
             APPLICATION SOFTWARE (2.5%)
   42,000    BARRA, Inc.*                                                 1,672
   41,530    MICROS Systems, Inc.*                                        1,426
                                                                       --------
                                                                          3,098
                                                                       --------
             ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   11,800    Blackrock, Inc. "A"*                                           533
   19,800    SEI Investments Co.                                            692
                                                                       --------
                                                                          1,225
                                                                       --------
             BIOTECHNOLOGY (1.8%)
   13,600    Invitrogen Corp.*                                              705
   59,300    Serologicals Corp.*                                            911
   20,800    Techne Corp.*                                                  672
                                                                       --------
                                                                          2,288
                                                                       --------
             BROADCASTING & CABLE TV (4.5%)
   69,700    Cumulus Media, Inc. "A"*                                     1,219
  134,200    Gray Television, Inc.                                        1,730

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
   30,300    Liberty Corp.                                             $  1,314
   78,300    Saga Communications, Inc. "A"*                               1,426
                                                                       --------
                                                                          5,689
                                                                       --------
             CASINOS & GAMING (1.4%)
   47,495    GTECH Holdings Corp.                                         1,832
                                                                       --------
             COMMUNICATIONS EQUIPMENT (1.3%)
   60,400    Avocent Corp.*                                               1,618
                                                                       --------
             COMPUTER HARDWARE (1.4%)
   79,300    Intergraph Corp.*                                            1,753
                                                                       --------
             CONSUMER FINANCE (2.0%)
   44,275    Doral Financial Corp.                                        1,944
    4,950    Student Loan Corp.                                             604
                                                                       --------
                                                                          2,548
                                                                       --------
             DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
   23,000    Alliance Data Systems Corp.*                                   630
   63,715    Global Payments, Inc.                                        2,244
                                                                       --------
                                                                          2,874
                                                                       --------
             DIVERSIFIED COMMERCIAL SERVICES (7.8%)
   66,635    Arbitron, Inc.*                                              2,479
   43,650    D&B Corp.*                                                   1,794
   57,400    DeVry, Inc.*                                                 1,466
   59,600    Exponent, Inc.*                                                945
   37,800    FTI Consulting, Inc.*                                          832
   20,800    ITT Educational Services, Inc.*                                816
   64,050    Watson Wyatt & Co. Holdings*                                 1,473
                                                                       --------
                                                                          9,805
                                                                       --------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.5%)
   59,500    A.O. Smith Corp.                                             1,988
   29,100    AMETEK, Inc.                                                 1,151
                                                                       --------
                                                                          3,139
                                                                       --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT MANUFACTURERS (5.6%)
   24,325    Amphenol Corp. "A"*                                       $  1,313
   50,500    Cognex Corp.*                                                1,439
   64,675    Tektronix, Inc.*                                             1,367
   54,650    Varian, Inc.*                                                1,776
   84,675    Vishay Intertechnology, Inc.*                                1,126
                                                                       --------
                                                                          7,021
                                                                       --------
             ENVIRONMENTAL SERVICES (0.5%)
   14,200    Stericycle, Inc.*                                              641
                                                                       --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   11,650    Scotts Co.*                                                    618
                                                                       --------

             HEALTH CARE EQUIPMENT (4.0%)
   66,300    American Medical Systems Holdings, Inc.*                     1,191
   31,900    DENTSPLY International, Inc.                                 1,385
   20,545    Mine Safety Appliances Co.                                     900
   39,700    Nektar Therapeutics*                                           351
    9,990    Varian Medical Systems, Inc.*                                  613
   18,835    Zoll Medical Corp.*                                            592
                                                                       --------
                                                                          5,032
                                                                       --------
             HEALTH CARE FACILITIES (1.1%)
   47,400    Manor Care, Inc.*                                            1,351
                                                                       --------
             HEALTH CARE SUPPLIES (1.7%)
   76,200    Edwards Lifesciences Corp.*                                  2,152
                                                                       --------
             HOTELS, RESORTS, & CRUISE LINES (1.5%)
   61,125    Kerzner International Ltd. (Bahamas)*                        1,955
                                                                       --------
             INDUSTRIAL MACHINERY (7.4%)
   27,100    Actuant Corp. "A"*                                           1,320
   59,700    Albany International Corp. "A"                               1,705
   28,400    Briggs & Stratton Corp.                                      1,564
   45,140    Clarcor, Inc.                                                1,816
    4,660    ESCO Technologies, Inc.*                                       226
   38,350    Pentair, Inc.                                                1,547
   41,800    Thomas Industries, Inc.                                      1,112
                                                                       --------
                                                                          9,290
                                                                       --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
             INSURANCE BROKERS (2.2%)
   65,800    Hub International Ltd. (Canada)                           $  1,250
   54,450    Platinum Underwriters Holdings, Ltd. (Bermuda)               1,473
                                                                       --------
                                                                          2,723
                                                                       --------
             INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
   56,235    Commonwealth Telephone Enterprises, Inc.*                    2,137
    7,375    Warwick Valley Telephone Co.                                   645
                                                                       --------
                                                                          2,782
                                                                       --------
             IT CONSULTING & OTHER SERVICES (1.1%)
   36,200    CACI International, Inc. "A"*                                1,424
                                                                       --------
             LIFE & HEALTH INSURANCE (1.0%)
   28,700    Scottish Annuity & Life Holdings, Ltd. (Cayman Islands)        656
   11,400    StanCorp Financial Group, Inc.                                 636
                                                                       --------
                                                                          1,292
                                                                       --------
             MANAGED HEALTH CARE (1.6%)
   80,485    First Health Group Corp.*                                    2,078
                                                                       --------
             METAL & GLASS CONTAINERS (1.8%)
   44,720    Ball Corp.                                                   2,223
                                                                       --------
             MOVIES & ENTERTAINMENT (0.6%)
  281,000    Lions Gate Entertainment Corp. (Canada)*                       703
                                                                       --------
             MULTI-LINE INSURANCE (1.2%)
   16,555    American National Insurance Co.                              1,463
                                                                       --------
             MULTI-SECTOR HOLDINGS (0.8%)
   25,140    Leucadia National Corp.                                        975
                                                                       --------
             OFFICE ELECTRONICS (1.0%)
   15,975    Zebra Technologies Corp. "A"*                                1,239
                                                                       --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
             OIL & GAS DRILLING (3.2%)
   23,400    GlobalSantaFe Corp. (Cayman Islands)                      $    521
   47,125    Patterson-UTI Energy, Inc.*                                  1,300
   99,000    Rowan Companies, Inc.*                                       2,173
                                                                       --------
                                                                          3,994
                                                                       --------
             OIL & GAS EQUIPMENT & SERVICES (1.2%)
  101,475    Gulf Islands Fabrication, Inc.*                              1,517
                                                                       --------
             PERSONAL PRODUCTS (0.6%)
   13,700    Alberto-Culver Co. "B"                                         762
                                                                       --------
             PHARMACEUTICALS (0.4%)
   34,700    CollaGenex Pharmaceuticals, Inc.*                              468
                                                                       --------

             PROPERTY & CASUALTY INSURANCE (4.7%)
   47,645    Mercury General Corp.                                        2,220
   34,965    Philadelphia Consolidated Holding Corp.*                     1,410
   69,300    RLI Corp.                                                    2,243
                                                                       --------
                                                                          5,873
                                                                       --------
             PUBLISHING (5.4%)
   31,800    Getty Images, Inc.*                                          1,213
   30,170    Information Holdings, Inc.*                                    494
  152,615    Interactive Data Corp.*                                      2,550
   94,000    John Wiley & Sons, Inc. "A"                                  2,475
                                                                       --------
                                                                          6,732
                                                                       --------
             REGIONAL BANKS (1.7%)
   42,660    Provident Financial Services, Inc.                             855
   27,300    TCF Financial Corp.                                          1,246
                                                                       --------
                                                                          2,101
                                                                       --------
             REINSURANCE (1.2%)
   36,550    Renaissance Holdings Ltd. (Bermuda)                          1,557
                                                                       --------
             RESTAURANTS (1.1%)
    1,000    Creative Host Services, Inc., Warrants
               (acquired 7/13/2000 and 12/26/2001; cost: $0)*(a)              -
   44,600    Triarc Companies, Inc.*                                      1,334
                                                                       --------
                                                                          1,334
                                                                       --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   51,600    ASE Test Ltd. (Singapore)*                                $    349
                                                                       --------
             SYSTEMS SOFTWARE (0.2%)
   31,100    DucoCorp International, Inc.*                                  210
                                                                       --------
             THRIFTS & MORTGAGE FINANCE (3.0%)
   25,600    Bank Mutual Corp.                                              947
   84,925    Brookline Bancorp, Inc.                                      1,265
   27,885    Charter Municipal Mortgage Acceptance Co.                      518
   60,700    First Niagara Financial Group, Inc.                            995
                                                                        -------
                                                                          3,725
                                                                        -------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
  128,025    Nextel Partners, Inc. "A"*(e)                                1,136
                                                                       --------
             Total common stocks and warrants (cost: $106,582)          119,232
                                                                       --------
             MONEY MARKET INSTRUMENTS (6.2%)

             MONEY MARKET FUNDS (4.6%)
1,125,000    Merrill Lynch Premier Institutional Fund 1.02%(c,d)          1,125
1,750,609    SSgA Money Market Fund 0.73%(c)                              1,751
2,962,271    SSgA Prime Money Market Fund 0.90%(c)                        2,962
                                                                       --------
                                                                          5,838
                                                                       --------

PRINCIPAL
   AMOUNT
    (000)
---------

             REPURCHASE AGREEMENT (1.6%)
$  1,960     State Street Bank & Trust Co., 1.00%, acquired
              on 7/31/2003 and due 8/01/2003, at $1,960
              (collateralized by a $1,960 U.S. Treasury Note,
              2.25%, due 7/31/2004; market value of $2,000)(b)             1,960
                                                                        --------
             TOTAL MONEY MARKET INSTRUMENTS (COST: $7,798)                 7,798
                                                                        --------

             TOTAL INVESTMENTS (COST: $114,380)                         $127,030
                                                                        ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 7.3% of net assets at July 31, 2003.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Creative Host Services warrants have been designated as illiquid securities and valued at zero using methods determined by the Fund's investment manager, USAA Investment Management Company (the Manager), under liquidity guidelines and valuation procedures approved by the Board of Directors. The warrants are also considered by the Manager to be restricted due to trading constraints.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (c) Rate represents the money market fund annualized seven-day yield at July 31, 2003.

         (d) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (e) The security or a portion thereof was out on loan as of July 31, 2003.

         *   Non-income-producing security for the year ended July 31, 2003.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value
      (including securities on loan of $1,109) (identified cost of $114,380)           $127,030
   Cash                                                                                     226
   Receivables:
      Capital shares sold                                                                    89
      USAA Investment Management Company                                                    200
      Dividends and interest                                                                 68
      Securities sold                                                                       736
                                                                                       --------
         Total assets                                                                   128,349
                                                                                       --------
LIABILITIES

   Payable upon return of securities loaned                                               1,125
   Securities purchased                                                                   1,559
   Capital shares redeemed                                                                   30
   USAA Investment Management Company                                                        82
   USAA Transfer Agency Company                                                              27
   Accounts payable and accrued expenses                                                     46
                                                                                       --------
         Total liabilities                                                                2,869
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $125,480
                                                                                       ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                                     $136,855
   Accumulated net realized loss on investments                                         (24,025)
   Net unrealized appreciation of investments                                            12,650
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $125,480
                                                                                       ========
   Capital shares outstanding                                                            12,092
                                                                                       ========
   Authorized shares of $.01 par value                                                  100,000
                                                                                       ========
   Net asset value, redemption price, and offering price per share                     $  10.38
                                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SMALL CAP STOCK FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT LOSS

  Income:
     Dividends (net of foreign taxes withheld of $3)                      $   513
     Interest                                                                  57
     Securities lending                                                         3
                                                                          -------
        Total income                                                          573
                                                                          -------
  Expenses:
     Management fees                                                          827
     Administrative and servicing fees                                        157
     Transfer agent's fees                                                    499
     Custodian's fees                                                          64
     Postage                                                                   57
     Shareholder reporting fees                                                70
     Directors' fees                                                            5
     Registration fees                                                         32
     Professional fees                                                         49
     Other                                                                      1
                                                                          -------
        Total expenses                                                      1,761
     Expenses reimbursed                                                     (300)
     Expenses paid indirectly                                                  (2)
                                                                          -------
        Net expenses                                                        1,459
                                                                          -------
           Net investment loss                                               (886)
                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized loss on investments                                         (3,796)
  Change in net unrealized appreciation/depreciation                       13,960
                                                                          -------
           Net realized and unrealized gain                                10,164
                                                                          -------
Increase in net assets resulting from operations                          $ 9,278
                                                                          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SMALL CAP STOCK FUND
YEARS ENDED JULY 31,

                                                                 2003              2002
                                                             --------------------------
FROM OPERATIONS

   Net investment loss                                       $   (886)         $   (543)
   Net realized loss on investments                            (3,796)           (3,275)
   Change in net unrealized appreciation/depreciation
    of investments                                             13,960            (4,833)
                                                             --------------------------
    Increase (decrease) in net assets resulting
     from operations                                            9,278            (8,651)
                                                             --------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   33,975            55,074
   Cost of shares redeemed                                    (20,663)          (32,653)
                                                             --------------------------
    Increase in net assets from
     capital share transactions                                13,312            22,421
                                                             --------------------------
Net increase in net assets                                     22,590            13,770

NET ASSETS

   Beginning of period                                        102,890            89,120
                                                             --------------------------
   End of period                                             $125,480          $102,890
                                                             ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  3,585             5,258
   Shares redeemed                                             (2,196)           (3,177)
                                                             --------------------------
    Increase in shares outstanding                              1,389             2,081
                                                             ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SMALL CAP STOCK FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Small Cap Stock Fund (the Fund). The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                    their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

         United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment loss and decrease paid-in-capital by $886,000. This reclassification has no effect on net assets.

         The Fund did not pay any distributions during the years ended July 31, 2003 and 2002.

         As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

         Accumulated capital and other losses                    $(23,856,000)

         Unrealized appreciation                                   12,481,000

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $23,856,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2008 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $180,572,000 and $170,800,000, respectively.

         At July 31, 2003, the cost of securities for federal income tax purposes was $114,549,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

         Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $14,503,000 and $2,022,000, respectively, resulting in net unrealized depreciation of $12,481,000.

(5) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

         The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(6) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

         At July 31, 2003, the Fund did not have any open foreign currency contracts.

(7) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $1,109,000 and received cash collateral of $1,125,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(8) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest mutual funds within the Lipper Small-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%

+/- 4.01% to 7.00%                        +/- 0.05%

+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $827,000, which included a performance adjustment of $43,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Eagle Asset Management, Inc. (Eagle), under which Eagle directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Eagle a subadvisory fee.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $157,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.40% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2003, the Fund incurred reimbursable expenses of $300,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $499,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(9) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                             PERIOD
                                                                                                              ENDED
                                                                       YEAR ENDED JULY 31,                 JULY 31,
                                                          ---------------------------------------------------------
                                                            2003            2002             2001           2000*
                                                          ---------------------------------------------------------
Net asset value at beginning of period                    $   9.61        $  10.34          $ 13.17        $  10.00
                                                          ---------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                        (.08)(a)        (.06)(a)         (.11)(a)        (.10)(a)
   Net realized and unrealized gain (loss)                     .85(a)         (.67)(a)        (2.72)(a)        3.27(a)
                                                          ---------------------------------------------------------
Total from investment operations                               .77(a)         (.73)(a)        (2.83)(a)        3.17(a)
                                                          ---------------------------------------------------------
Net asset value at end of period                          $  10.38        $   9.61          $ 10.34        $  13.17
                                                          =========================================================
Total return (%)                                              8.01           (7.06)          (21.49)          31.70
Net assets at end of period (000)                         $125,480        $102,890          $89,120        $100,980
Ratio of expenses to average net assets (%)**                 1.40(b)         1.40(b,c)        1.46(b)         1.43
Ratio of expenses to average net assets,
  excluding reimbursements (%)**                              1.69(b)         1.71(b)           N/A             N/A
Ratio of net investment loss to average
   net assets (%)**                                           (.85)           (.57)           (1.00)           (.77)
Portfolio turnover (%)                                      170.37          200.14           145.32           36.73

  * Fund commenced operations August 2, 1999.
 ** For the year ended July 31, 2003, average net assets were $104,520,000.
(a) Calculated using average shares. For the year ended July 31, 2003, average shares were 11,189,000.
(b) Reflects total expenses, excluding any fee-offset arrangements, which had no impact on the Fund's expense ratios.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.40% of the Fund's average net assets.

32

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS(2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

           CHRISTOPHER W. CLAUS(2)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN(3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D.(3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR(3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D.(3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER(2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing and Remodeling (7/85-present).
           Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

38

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

40

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

42

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

44

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

  INVESTMENT ADVISER,        USAA Investment Management Company
         UNDERWRITER,        P.O. Box 659453
      AND DISTRIBUTOR        San Antonio, Texas 78265-9825

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40054-0903                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.